Loans and Allowance for Loan Losses - Schedule of Loans and Leases Receivable Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, January 1	$ 6,576	$ 11,744
New loans and renewals during the year	16,295	12,329
Repayments (including loans paid by renewal) during the year	(13,179)	(17,497)
Balance, December 31	$ 9,692	$ 6,576